Amounts in Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Detail)		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 429,570,728			¥ 1,750,204,915	¥ 2,982,509,565	$ 307,204,908	¥ 2,132,923,674	¥ 1,187,211,176
Restricted cash		144,030				1,000,000		1,000,000
Short-term investments		43,090,081				299,174,435		560,073,899
Accounts receivable, net of allowance for doubtful accounts		29,401,097				204,131,815		122,346,687
Amounts due from related parties		63,206,041				438,839,542		238,236,268
Deferred tax assets		0				0		0
Other current assets		12,786,819				88,778,883		75,141,655
Long-term investments		49,966,920				346,920,327		251,781,945
Property and equipment, net		35,069,784				243,489,512		196,475,249
Other non-current assets		5,566,233				38,646,355		16,885,730
Total assets		857,912,963				5,956,489,700		4,096,994,415
Accrued payroll and welfare expenses		79,969,482				555,228,116		494,688,785
Income tax payable		3,336,020				23,161,986		61,650,980
Deferred revenue		13,431,134				93,252,362		68,425,735
Other current liabilities		48,206,031				334,694,476		340,905,107
Non-current uncertain tax position liabilities								67,248
Other non-current liabilities		14,251,168				98,945,858		77,876,237
Total Liabilities		321,842,714				2,234,553,961		1,562,997,866
Revenue:
Third-party revenues		204,980,513	¥ 1,423,179,705	¥ 1,114,710,141	797,763,861
Related party revenues		163,971,821	1,138,456,364	1,117,985,965	819,394,401
Total revenues		368,952,334	2,561,636,069	2,232,696,106	1,617,158,262
Less: business taxes and related surcharges		(6,922,555)	(48,063,299)	(112,768,265)	(88,673,371)
Net revenues		362,029,779	2,513,572,770	2,119,927,841	1,528,484,891
Other income		9,542,716	66,255,078	76,058,379	48,492,970
Net income		92,730,581	643,828,433	535,824,084	446,552,851
Cash flows provided by (used in) operating activities		98,840,218	686,247,631	675,132,348	589,637,901
Cash flows (used in) provided by investing activities		(127,292,943)	(883,794,899)	(759,462,206)	(93,518,339)
Cash flows provided by financing activities		143,257,249	994,635,081	462,771,650	60,448,133
One Time Commissions
Revenue:
Third-party revenues		116,757,217	810,645,359	391,188,385	423,218,934
Related party revenues		46,297,239	321,441,733	428,687,491	180,943,785
Recurring Service Fees
Revenue:
Third-party revenues		68,414,270	475,000,278	401,292,465	319,933,077
Related party revenues		111,727,830	775,726,326	634,913,375	560,071,763
Performance Based Income
Revenue:
Third-party revenues		2,843,182	19,740,213	193,939,030	24,632,724
Related party revenues		5,689,238	39,500,382	53,825,293	76,342,053
Other Service
Revenue:
Third-party revenues		16,965,844	117,793,855	128,290,261	29,979,126
Related party revenues		257,514	1,787,923	559,806	2,036,800
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		44,977,403				312,278,112		585,191,507
Restricted cash		144,030				1,000,000		1,000,000
Short-term investments								167,583,165
Accounts receivable, net of allowance for doubtful accounts		2,135,694				14,828,126		52,715,369
Amounts due from related parties		30,107,166				209,034,051		135,302,942
Deferred tax assets		1,607,108				11,158,149		26,071,201
Other current assets		4,818,156				33,452,455		23,410,853
Long-term investments		11,690,664				81,168,283		113,390,404
Investment in affiliates		70,324,542				488,263,302		298,229,612
Property and equipment, net		4,148,696				28,804,397		40,161,068
Other non-current assets		1,984,052				13,775,274		5,611,229
Total assets		171,937,511				1,193,762,149		1,448,667,350
Accrued payroll and welfare expenses		10,400,753				72,212,423		181,685,160
Income tax payable		(725,407)				(5,036,501)		55,966,327
Amount due to related parties		1,728,360				12,000,000
Amounts due to the Group's subsidiaries		18,106,533				125,713,660		161,666,257
Deferred revenue		4,297,008				29,834,124		29,021,820
Other current liabilities		4,476,307				31,079,003		76,026,370
Non-current uncertain tax position liabilities								67,248
Other non-current liabilities								39,635,057
Total Liabilities		38,283,554				¥ 265,802,709		¥ 544,068,239
Revenue:
Third-party revenues		15,218,199	105,659,958	502,201,837	216,785,764
Related party revenues		48,915,144	339,617,835	527,748,108	383,647,533
Total revenues		64,133,343	445,277,793	1,029,949,945	600,433,297
Less: business taxes and related surcharges		(1,470,006)	(10,206,252)	(57,713,861)	(33,672,899)
Net revenues		62,663,337	435,071,541	972,236,084	566,760,398
Operating cost and expenses		(65,127,814)	(452,182,413)	(624,541,431)	(183,003,728)
Other income		9,665,536	67,038,384	39,115,317	11,888,078
Net income		3,511,698	24,381,722	327,597,694	310,817,616
Cash flows provided by (used in) operating activities	[1]	(45,623,625)	(316,764,831)	402,492,302	250,372,200
Cash flows (used in) provided by investing activities		4,176,212	28,995,441	(293,697,015)	(53,726,568)
Cash flows provided by financing activities		2,139,708	14,855,995	3,282,000	1,365,117
Variable Interest Entity, Primary Beneficiary | One Time Commissions
Revenue:
Third-party revenues		170,563	1,184,222	145,325,240	80,516,730
Related party revenues		415,862	2,887,327	122,949,788	21,471,381
Variable Interest Entity, Primary Beneficiary | Recurring Service Fees
Revenue:
Third-party revenues		8,209,405	56,997,896	181,288,609	111,927,921
Related party revenues		40,106,586	278,460,025	348,870,146	285,753,554
Variable Interest Entity, Primary Beneficiary | Performance Based Income
Revenue:
Third-party revenues		1,238,144	8,596,435	165,971,926	22,994,446
Related party revenues		5,532,742	38,413,825	53,825,292	75,204,704
Variable Interest Entity, Primary Beneficiary | Other Service
Revenue:
Third-party revenues		5,600,087	38,881,405	9,616,062	1,346,667
Related party revenues		2,859,954	19,856,658	2,102,882	1,217,894
Variable Interest Entity, Primary Beneficiary | Noah Holdings Limited
Revenue:
Net income		$ 3,186,390	¥ 22,123,106	¥ 326,209,370	¥ 292,244,283

[1]	Cash flows provided by operating activities in 2014, 2015 and 2016 include amounts due to the Group's subsidiaries of RMB169,322,299, RMB161,666,257 and RMB125,713,660 (US$18,106,533).